Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets [Abstract]
Allowance for loan loss	$ 2,532	$ 3,068
Previous Years AMT	802	802
Other Real Estate Owned Valuation Reserve	1,119	0
Loss on Other Equity Investments	51	51
NOL carry-forwards (20 year carry-forward period)	4,616	5,679
Other than temporary impairment charge on AFS securities	2,489	2,432
Net unrealized loss on securities available-for-sale	964	1,061
Deferred tax assets	12,573	13,093
Deferred tax liability [Abstract]
Depreciation	(275)	(308)
Deferred tax liability	(275)	(308)
Deferred Tax Asset Valuation Allowance	(4,000)	(4,170)
Net deferred tax assets	8,298	8,615
Federal [Abstract]
Current	114	(2,150)
Deferred	106	4,512
Total	220	2,362
Federal statutory corporate income tax rate (in hundredths)	34.00%	34.00%
Reconciliation of tax expense (benefit) from the federal tax rate to the effective tax rate [Abstract]
Statutory rate applied to earnings (losses) before income taxes	763	(1,413)
Tax exempt interest	(230)	(272)
Deferred Tax Valuation allowance	(170)	4,170
Other, net	(143)	(123)
Total	$ 220	$ 2,362